UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-
01608

Franklin High Income Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin High Income
Fund
A Series of Franklin High Income Trust
March 31, 2023
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
Shareholder Letter
Dear Shareholder:
During the 6-month period ended March 31, 2023, the U.S.
Federal Reserve (Fed) raised the federal funds target rate
four times ending the period at a range of 4.75%–5.00%,
in an effort to tame inflation. The Fed noted in its March
2023 meeting that inflation remained elevated amid robust
job growth and low unemployment. Despite its goal of 2%
long-run inflation, the Fed softened its firm outlook on future rate hikes. Furthermore, the Fed indicated it would continue to reduce its U.S. Treasury (UST) and agency debt and
mortgage-backed security holdings. While inflation remained
elevated, it showed signs of decelerating and investors
began to anticipate easing of the current monetary tightening cycle, boosting bond prices (which move inversely to yields).
Prominent bank failures late in the period also benefited
bond prices, as investors sought relative stability in an
uncertain market.
The 10-year UST yield (which moves inversely to price),
declined despite higher interest rates, as inflation continued
to slow. The yield curve for all UST maturities inverted further during the period, at one point reaching the largest inversion in more than four decades, as investors became increasingly
concerned about the economic outlook. Corporate bond
prices generally rose, as higher yields attracted investors
despite concerns about the impact of elevated interest
rates on corporate profits and borrowing costs. In this
environment, below investment-grade corporate bonds, as
measured by the ICE BofA US High Yield Constrained Index,
posted a +7.84% total return.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well positioned for the years ahead.
In addition, Franklin High Income Fund’s semiannual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Sonal Desai, Ph.D.
Executive Vice President,
Chief Investment Officer of Franklin Templeton Fixed Income
This letter reflects our analysis and opinions as of March 31,
2023, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Franklin High Income Fund 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 27
Notes to Financial Statements 31
Shareholder Information 43
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Franklin High Income Fund
This semiannual report for Franklin High Income Fund
covers the period-ended, March 31, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks to earn a high level of current income. Its
secondary goal is to seek capital appreciation to the extent it is possible and consistent with the Fund’s principal goal. The
Fund normally invests predominantly in high yield, lower-
rated debt securities including bonds, notes, debentures,
convertible securities, and senior and subordinated debt
securities. The Fund may also invest in preferred stocks.
Performance Overview
The Fund’s Class A shares posted a +9.26% cumulative
total return for the six months under review. In comparison, the Fund’s primary benchmark, the ICE BofA U.S. High
Yield Constrained Index, which tracks the performance of
U.S. dollar denominated below investment-grade corporate
debt publicly issued in the U.S. domestic market, posted a
+7.84% cumulative total return.
1
You can find more of the
Fund’s performance data in the Performance Summary
beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a +4.89% total return for the
six-month period ended March 31, 2023.
1
While inflation
remained elevated, it showed signs of decelerating and
investors began to anticipate easing of the current monetary tightening cycle, boosting bond prices (which move inversely to yields). Prominent bank failures late in the period also
benefited bond prices, as investors sought relative stability in an uncertain market. The yield curve for all U.S. Treasury maturities inverted further during the period, at one point
reaching the largest inversion in more than four decades,
as investors became increasingly concerned about the
economic outlook.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate four times, ending the period at a range of 4.75%–5.00%. The Fed noted in its
March 2023 meeting that inflation remained elevated amid
robust job growth and low unemployment. Despite its goal
of 2% long-run inflation, the Fed softened its firm outlook on future rate hikes. Furthermore, the Fed indicated it would
continue to reduce its U.S. Treasury (UST) and agency debt
and mortgage-backed security holdings.
UST bonds, as measured by the Bloomberg U.S. Treasury
Index, posted a +3.75% total return for the six-month period.
1
The 10-year UST yield, which moves inversely to price,
declined despite higher interest rates, as inflation continued
to slow. Mortgage-backed securities (MBS), as measured
by the Bloomberg U.S. MBS Fixed Rate Index, posted a
+4.72% total return for the period as the residential housing market remained strong despite mortgage rates that touched
20-year highs.
1
Corporate bond prices also rose, as higher yields attracted
investors despite concerns about the impact of elevated
interest rates on corporate profits and borrowing costs. In
this environment, investment-grade corporate bonds, as
represented by the Bloomberg U.S. Corporate Investment
Grade Index, posted a +7.26% total return.
1
High-yield
corporate bonds, as represented by the Bloomberg U.S.
Corporate High Yield Index, posted a +7.89% total return as
Portfolio Composition
3/31/23
% of Total Net
Assets
Corporate Bonds 90.7%
Senior Floating Rate Interests 2.6%
Other 1.0%
Short-Term Investments & Other Net Assets 5.7%
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
15
.

Franklin High Income Fund

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Semiannual Report
the continued resilience of the U.S. economy eased solvency
concerns.
1
Investment Strategy
We are research driven, fundamental investors who rely on
our team of analysts to provide in-depth industry expertise
and use qualitative and quantitative analysis to evaluate
security issuers. As bottom-up investors, we focus primarily on individual securities but consider sectors when choosing
investments and, from time to time, may have significant
investments in certain sectors. In selecting securities, we do not rely principally on the ratings assigned by rating agencies but perform our own independent investment analysis to
evaluate the creditworthiness of the issuer. We consider
a variety of factors, including the issuer’s experience and
managerial strength, its sensitivity to economic conditions, and its current and prospective financial condition.
Manager’s Discussion
Over the six-month period under review, the U.S. Federal
Reserve (Fed) had remained firmly on a hawkish rate
path, the year 2022 ended with rate increases of 75 bps
and 50 bps at its November and December Federal Open
Committee meetings. In the last few months of 2022,
markets focused on slowing inflation data and investors
grappled with the potential timing of the transition from a rate hiking cycle to a potential Fed pivot. Against this backdrop, the Fed followed up with two additional 25 bp rate increases at its February and March 2023 meetings. Although investors
were encouraged by a general downward trend in inflation
data at the beginning of first quarter of 2023, sentiments
were negatively affected in the second half of March as the
failure of Silicon Valley Bank spawned additional concerns
over the health of U.S. regional and Swiss banks.
In the current environment where labor costs remain a
challenge and raw material and logistics costs remain
somewhat elevated, the ability to offset costs with price
increases has become more tenuous. As such, the variable
impact on corporate earnings we believe is likely to drive
more fundamental dispersion between winners and losers.
Against this backdrop, we remain focused on companies
that have capital structures and liquidity profiles that will withstand the potential economic challenges that lie ahead.
Based on benchmark index data, high-yield (HY) spreads
generally tightened during the 6-month performance period
under review. Most segments of the HY market posted
positive absolute returns for the performance period under
review. B and BB rated bonds posted higher returns than
CCC rated bonds. From an industry standpoint, the oil field
services industry stood out as a key performer, followed by
the leisure segment. In this challenging environment, the
Fund outperformed its benchmark.
Security selection contributed to returns. Performance
also benefited from industry positioning, in particular
an underweight exposure to wired, media cable and
retail industries. Partially offsetting these positives were underweight exposure to the aerospace and defense
segments and overweight to media non-cable industry, which
detracted from performance.
The Fund held only cash bonds during the period (for
the bond portion of the portfolio) and had no exposure to
derivatives.
Top 10 Holdings
3/31/23
Company
Industry , Country
% of Total
Net Assets
a a
Tenet Healthcare Corp. 1.6%
Health Care Providers & Services, United States
Mauser Packaging Solutions Holding Co. 1.5%
Containers & Packaging, United States
Occidental Petroleum Corp. 1.4%
Oil, Gas & Consumable Fuels, United States
CCO Holdings LLC / CCO Holdings Capital
Corp. 1.3%
Diversified Telecommunication Services, United
States
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp. 1.3%
Oil, Gas & Consumable Fuels, United States
Royal Caribbean Cruises Ltd. 1.2%
Hotels, Restaurants & Leisure, United States
Cheniere Energy Partners LP 1.2%
Oil, Gas & Consumable Fuels, United States
Centene Corp. 1.1%
Health Care Providers & Services, United States
Martin Midstream Partners LP / Martin
Midstream Finance Corp. 1.1%
Oil, Gas & Consumable Fuels, United States
Endeavor Energy Resources LP / EER Finance,
Inc. 1.1%
Oil, Gas & Consumable Fuels, United States

Franklin High Income Fund

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Semiannual Report
Thank you for your continued participation in Franklin
High Income Fund. We look forward to serving your future
investment needs.
Glenn I. Voyles, CFA
Bryant Dieffenbacher, CFA
S. James McGiveran III, CFA, CPA, FRM
Patricia O’Connor, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.
FRM
®
is a trademark owned by Global Association of Risk Professionals (GARP).

Performance Summary as of March 31, 2023
Franklin High Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month +9.26% +5.17%
1-Year -1.61% -5.30%
5-Year +16.42% +2.30%
10-Year +37.02% +2.81%
Advisor
6-Month +9.30% +9.30%
1-Year -1.33% -1.33%
5-Year +18.95% +3.53%
10-Year +40.36% +3.45%
30-Day Standardized Yield
7
Share Class
Distribution
Rate

(with fee
waiver)
(without fee
waiver)
A 5.61% 7.31% 7.30%
Advisor 6.04% 7.83% 7.82%
See page 7 for Performance Summary footnotes.

Franklin High Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different semiannual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The risks associated with higher-yielding, lower-rated securities include higher risk of default and loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. In addition, interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investment in foreign securities also involves special risks, including currency fluctuations, and political and economic uncertainty. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 01/31/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s March dividend and the maximum offering price (NAV for Advisor class) per share on 3/31/23.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/22–3/31/23)
Share Class
Net Investment
Income
A $0.0512
A1 $0.0521
C $0.0476
R $0.0490
R6 $0.0541
Advisor $0.0534
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.88% 0.89%
Advisor 0.63% 0.64%

Your Fund’s Expenses
Franklin High Income Fund

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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/22
Ending
Account
Value 3/31/23
Expenses
Paid During
Period
10/1/22–3/31/23
1,2
Ending
Account
Value 3/31/23
Expenses
Paid During
Period
10/1/22–3/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,092.60 $4.49 $1,020.64 $4.33 0.86%
A1 $1,000 $1,092.10 $3.96 $1,021.14 $3.83 0.76%
C $1,000 $1,094.30 $6.57 $1,018.65 $6.34 1.26%
R $1,000 $1,094.60 $5.80 $1,019.40 $5.59 1.11%
R6 $1,000 $1,094.00 $2.63 $1,022.42 $2.54 0.50%
Advisor $1,000 $1,093.00 $3.18 $1,021.89 $3.08 0.61%

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended
September 30,
2022
a
Year Ended May 31,
Year Ended
May 31, 2019
b
2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.54 $1.69 $1.87 $1.72 $1.80 $1.84
Income from investment operations
c
:
Net investment income
d
............. 0.05 0.03 0.08 0.09 0.09 0.07
Net realized and unrealized gains (losses) 0.09 (0.15) (0.17) 0.16 (0.07) (0.03)
Total from investment operations ........ 0.14 (0.12) (0.09) 0.25 0.02 0.04
Less distributions from:
Net investment income .............. (0.05) (0.03) (0.09) (0.10) (0.10) (0.08)
Net asset value, end of period .......... $1.63 $1.54 $1.69 $1.87 $1.72 $1.80
Total return
e
....................... 9.26% (7.03)% (5.15)% 14.52% 0.88% 2.17%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.87% 0.88% 0.87% 0.86% 0.86% 0.87%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.86% 0.87% 0.87%
h
0.85% 0.86%
h
0.86%
Net investment income ............... 5.89% 6.02% 4.66% 5.10% 5.19% 5.27%
Supplemental data
Net assets, end of period (000’s) ........ $702,095 $642,620 $689,210 $553,316 $309,844 $182,551
Portfolio turnover rate ................ 16.32% 4.96% 31.57% 55.37% 38.87% 25.48%
a
For the period June 1, 2022 to September 30, 2022.
b
For the period September 10, 2018 (effective date) to May 31, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended
September 30,
2022
a
Year Ended May 31,
2022 2021 2020 2019 2018
Class A1
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $1.56 $1.71 $1.88 $1.73 $1.81 $1.82 $1.91
Income from investment
operations
b
:
Net investment income
c
. 0.05 0.03 0.09 0.10 0.10 0.10 0.10
Net realized and
unrealized gains (losses) 0.09 (0.15) (0.17) 0.15 (0.08) (0.01) (0.09)
Total from investment
operations ............. 0.14 (0.12) (0.08) 0.25 0.02 0.09 0.01
Less distributions from:
Net investment income .. (0.05) (0.03) (0.09) (0.10) (0.10) (0.10) (0.10)
Net asset value, end of
period ................ $1.65 $1.56 $1.71 $1.88 $1.73 $1.81 $1.82
Total return
d
........... 9.21% (6.90)% (4.51)% 14.52% 0.95% 5.35% 0.68%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 0.77% 0.78% 0.77% 0.76% 0.76% 0.77% 0.78%
Expenses net of waiver and
payments by affiliates
f
.... 0.76% 0.77% 0.76% 0.76%
g
0.76%
g
0.76% 0.77%
Net investment income ... 5.99% 6.12% 4.74% 5.18% 5.29% 5.37% 5.26%
Supplemental data
Net assets, end of period
(000’s) ............... $1,332,170 $1,311,893 $1,483,888 $1,758,443 $1,759,206 $2,054,455 $2,356,528
Portfolio turnover rate .... 16.32% 4.96% 31.57% 55.37% 38.87% 25.48% 23.33%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended
September 30,
2022
a
Year Ended May 31,
2022 2021 2020 2019 2018
Class C
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $1.58 $1.74 $1.91 $1.76 $1.83 $1.85 $1.93
Income from investment
operations
b
:
Net investment income
c
. 0.05 0.03 0.08 0.09 0.09 0.09 0.09
Net realized and
unrealized gains (losses) 0.10 (0.16) (0.17) 0.15 (0.07) (0.01) (0.08)
Total from investment
operations ............. 0.15 (0.13) (0.09) 0.24 0.02 0.08 0.01
Less distributions from:
Net investment income .. (0.05) (0.03) (0.08) (0.09) (0.09) (0.10) (0.09)
Net asset value, end of
period ................ $1.68 $1.58 $1.74 $1.91 $1.76 $1.83 $1.85
Total return
d
........... 9.43% (7.53)% (4.93)% 13.69% 0.99% 4.17% 0.70%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 1.27% 1.28% 1.26% 1.26% 1.26% 1.27% 1.28%
Expenses net of waiver and
payments by affiliates
f
.... 1.26% 1.27% 1.26%
g
1.26%
g
1.26%
g
1.26% 1.27%
Net investment income ... 5.49% 5.63% 4.22% 4.68% 4.79% 4.87% 4.76%
Supplemental data
Net assets, end of period
(000’s) ............... $87,932 $98,923 $119,630 $220,646 $251,930 $304,072 $460,201
Portfolio turnover rate .... 16.32% 4.96% 31.57% 55.37% 38.87% 25.48% 23.33%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended
September 30,
2022
a
Year Ended May 31,
2022 2021 2020 2019 2018
Class R
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $1.59 $1.75 $1.92 $1.77 $1.84 $1.86 $1.94
Income from investment
operations
b
:
Net investment income
c
. 0.05 0.03 0.08 0.09 0.09 0.09 0.09
Net realized and
unrealized gains (losses) 0.10 (0.16) (0.17) 0.15 (0.07) (0.01) (0.07)
Total from investment
operations ............. 0.15 (0.13) (0.09) 0.24 0.02 0.08 0.02
Less distributions from:
Net investment income .. (0.05) (0.03) (0.08) (0.09) (0.09) (0.10) (0.10)
Net asset value, end of
period ................ $1.69 $1.59 $1.75 $1.92 $1.77 $1.84 $1.86
Total return
d
........... 9.46% (7.44)% (4.75)% 13.78% 1.14% 4.31% 0.84%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 1.12% 1.13% 1.12% 1.11% 1.11% 1.12% 1.13%
Expenses net of waiver and
payments by affiliates
f
.... 1.11% 1.12% 1.11% 1.11%
g
1.11%
g
1.11% 1.12%
Net investment income ... 5.64% 5.77% 4.39% 4.83% 4.94% 5.02% 4.91%
Supplemental data
Net assets, end of period
(000’s) ............... $58,112 $57,909 $64,250 $74,532 $77,148 $101,783 $127,333
Portfolio turnover rate .... 16.32% 4.96% 31.57% 55.37% 38.87% 25.48% 23.33%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0 .01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended
September 30,
2022
a
Year Ended May 31,
2022 2021 2020 2019 2018
Class R6
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $1.55 $1.71 $1.88 $1.73 $1.80 $1.82 $1.90
Income from investment
operations
b
:
Net investment income
c
. 0.05 0.03 0.09 0.10 0.10 0.10 0.11
Net realized and
unrealized gains (losses) 0.09 (0.16) (0.17) 0.15 (0.07) (0.01) (0.08)
Total from investment
operations ............. 0.14 (0.13) (0.08) 0.25 0.03 0.09 0.03
Less distributions from:
Net investment income .. (0.05) (0.03) (0.09) (0.10) (0.10) (0.11) (0.11)
Net asset value, end of
period ................ $1.64 $1.55 $1.71 $1.88 $1.73 $1.80 $1.82
Total return
d
........... 9.40% (7.42)% (4.24)% 14.82% 1.80% 5.05% 1.48%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 0.55% 0.55% 0.55% 0.54% 0.55% 0.55% 0.51%
Expenses net of waiver and
payments by affiliates
f
.... 0.50% 0.50% 0.51% 0.51% 0.50% 0.50% 0.48%
Net investment income ... 6.25% 6.39% 5.01% 5.39% 5.55% 5.63% 5.55%
Supplemental data
Net assets, end of period
(000’s) ............... $124,759 $90,344 $98,282 $88,257 $66,681 $64,681 $68,312
Portfolio turnover rate .... 16.32% 4.96% 31.57% 55.37% 38.87% 25.48% 23.33%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended
September 30,
2022
a
Year Ended May 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $1.56 $1.71 $1.88 $1.73 $1.81 $1.83 $1.91
Income from investment
operations
b
:
Net investment income
c
. 0.05 0.03 0.09 0.10 0.10 0.10 0.10
Net realized and
unrealized gains (losses) 0.09 (0.15) (0.17) 0.15 (0.08) (0.01) (0.07)
Total from investment
operations ............. 0.14 (0.12) (0.08) 0.25 0.02 0.09 0.03
Less distributions from:
Net investment income .. (0.05) (0.03) (0.09) (0.10) (0.10) (0.11) (0.11)
Net asset value, end of
period ................ $1.65 $1.56 $1.71 $1.88 $1.73 $1.81 $1.83
Total return
d
........... 9.30% (6.86)% (4.37)% 14.68% 1.12% 4.92% 1.36%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 0.62% 0.63% 0.62% 0.61% 0.61% 0.62% 0.63%
Expenses net of waiver and
payments by affiliates
f
.... 0.61% 0.62% 0.61% 0.61%
g
0.61%
g
0.61% 0.62%
Net investment income ... 6.15% 6.32% 4.89% 5.34% 5.44% 5.52% 5.41%
Supplemental data
Net assets, end of period
(000’s) ............... $278,034 $257,358 $353,786 $341,889 $299,110 $320,010 $356,721
Portfolio turnover rate .... 16.32% 4.96% 31.57% 55.37% 38.87% 25.48% 23.33%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Schedule of Investments (unaudited), March 31, 2023
Franklin High Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.5%
Oil, Gas & Consumable Fuels 0.5%
a
Amplify Energy Corp. .................................. United States 8,816 $ 60,566
Birch Permian Holdings, Inc. ............................. United States 690,410 12,686,284
California Resources Corp. .............................. United States 1,425 54,862
Chesapeake Energy Corp. .............................. United States 17,102 1,300,436
14,102,148
Total Common Stocks (Cost $38,957,154) ......................................
14,102,148
Rights
Rights 0.5%
Independent Power and Renewable Electricity Producers 0.5%
a
Talen Energy Supply LLC, 5/09/23 ......................... United States 37,620,000 11,638,876
Total Rights (Cost $–) ........................................................
11,638,876
Warrants
Warrants 0.0%
†
Metals & Mining 0.0%
†
a
Alpha Metallurgical Resources, Inc., 7/26/23 ................. United States 5,033 692,742
Oil, Gas & Consumable Fuels 0.0%
†
a
California Resources Corp., 10/27/24 ...................... United States 3,278 27,863
a,b
Canvas Energy, Inc., 10/01/24 ............................ United States 13 —
a,b
Canvas Energy, Inc., 10/01/25 ............................ United States 13 —
27,863
Total Warrants (Cost $12,589) .................................................
720,605
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
c,d,e
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 451,194 36,525
Total Convertible Bonds (Cost $126,077) .......................................
36,525
Corporate Bonds 90.7%
Aerospace & Defense 0.5%
e
TransDigm, Inc. , Senior Secured Note , 144A, 6.75% , 8/15/28 .... United States 12,000,000 12,135,000
Automobile Components 2.5%
e
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 ...................... United States 13,100,000 13,500,794
Senior Secured Note, 144A, 7%, 4/15/28 .................. United States 7,900,000 8,128,152
e
Allison Transmission, Inc. , Senior Bond , 144A, 3.75% , 1/30/31 ... United States 5,400,000 4,613,031
e
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 18,800,000 12,706,569
Goodyear Tire & Rubber Co. (The) ,
Senior Note, 9.5%, 5/31/25 ............................ United States 9,100,000 9,361,204
Senior Note, 5%, 7/15/29 ............................. United States 15,000,000 13,420,200
e
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 3,500,000 2,591,115
64,321,065
Automobiles 0.8%
e
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 25,000,000 19,656,750

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks 0.6%
d
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 7/31/23, FRN
thereafter , Perpetual ................................. United States 15,000,000 $ 14,718,750
Beverages 0.4%
e
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 11,500,000 10,048,537
Biotechnology 0.4%
e
Horizon Therapeutics USA, Inc. , Senior Note , 144A, 5.5% , 8/01/27 United States 11,000,000 11,175,560
Building Products 2.5%
e
Advanced Drainage Systems, Inc. , Senior Note , 144A, 6.375% ,
6/15/30 ........................................... United States 9,100,000 8,927,167
e
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 15,400,000 14,275,800
e
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 2,000,000 1,429,777
e
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 10,500,000 9,975,849
e
JELD-WEN, Inc. ,
Senior Note, 144A, 4.625%, 12/15/25 .................... United States 7,600,000 7,058,690
Senior Note, 144A, 4.875%, 12/15/27 .................... United States 2,000,000 1,703,880
e
Oscar AcquisitionCo LLC / Oscar Finance, Inc. , Senior Note , 144A,
9.5% , 4/15/30 ...................................... United States 2,800,000 2,411,850
e
Standard Industries, Inc. ,
Senior Bond, 144A, 5%, 2/15/27 ........................ United States 5,000,000 4,755,550
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 9,200,000 8,607,474
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 6,800,000 5,923,684
65,069,721
Capital Markets 0.8%
Credit Suisse Group AG , Senior Note , 4.55% , 4/17/26 ..........
Switzerland 16,300,000 15,057,125
e
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 5,700,000 5,109,822
20,166,947
Chemicals 3.5%
c,e
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 1,792,251 1,438,281
e
ASP Unifrax Holdings, Inc. ,
Senior Note, 144A, 7.5%, 9/30/29 ....................... United States 4,200,000 2,858,276
Senior Secured Note, 144A, 5.25%, 9/30/28 ............... United States 5,500,000 4,401,650
e
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 4,100,000 3,097,945
Celanese US Holdings LLC , Senior Note , 6.33% , 7/15/29 .......
United States 14,000,000 14,168,672
e
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 12,700,000 10,938,256
e
Diamond BC BV , Senior Note , 144A, 4.625% , 10/01/29 ......... United States 4,100,000 3,998,935
e
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 5,400,000 4,745,628
e
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 19,500,000 17,750,850
c,e
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 4,800,000 3,480,000
e
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 14,500,000 14,058,910
e
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ..... United States 11,800,000 9,073,970
90,011,373
Commercial Services & Supplies 1.0%
e
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas
LuxCo 4 SARL , Senior Secured Note , 144A, 4.625% , 6/01/28 .. United States 2,600,000 2,185,217

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
e
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 15,300,000 $ 13,712,778
e
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 11,100,000 9,961,806
25,859,801
Communications Equipment 0.5%
e
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 .. United States 1,635,000 1,541,373
e
CommScope, Inc. ,
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 11,700,000 8,643,609
Senior Secured Note, 144A, 6%, 3/01/26 .................. United States 2,500,000 2,415,513
12,600,495
Construction & Engineering 0.5%
e
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 5,400,000 4,808,052
e
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 8,800,000 7,802,978
12,611,030
Consumer Finance 1.9%
Ford Motor Credit Co. LLC , Senior Note , 6.95% , 3/06/26 ........
United States 6,400,000 6,503,488
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 7,600,000 6,401,480
Senior Note, 6.625%, 1/15/28 .......................... United States 10,400,000 9,545,120
e
PRA Group, Inc. ,
Senior Note, 144A, 8.375%, 2/01/28 ..................... United States 9,300,000 9,306,742
Senior Note, 144A, 5%, 10/01/29 ....................... United States 5,000,000 4,189,553
e
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 15,000,000 12,771,544
48,717,927
Containers & Packaging 4.7%
e
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 8,100,000 6,394,221
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 11,400,000 11,239,773
e,f
LABL, Inc. , Senior Secured Note , 144A, 9.5% , 11/01/28 ........ United States 6,200,000 6,262,000
e
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ..................... United States 30,000,000 27,750,000
Senior Secured Note, 144A, 7.875%, 8/15/26 .............. United States 10,500,000 10,509,502
e
OI European Group BV , Senior Note , 144A, 4.75% , 2/15/30 ...... United States 9,800,000 8,979,544
e
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 2,680,000 2,678,473
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 4,961,000 4,971,914
e
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 2,800,000 2,450,665
e
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 22,800,000 20,502,102
e
Sealed Air Corp. , Senior Note , 144A, 4% , 12/01/27 ............ United States 13,200,000 12,330,120
e
Trivium Packaging Finance BV ,
Senior Note, 144A, 8.5%, 8/15/27 ....................... Netherlands 2,100,000 1,913,016
Senior Secured Note, 144A, 5.5%, 8/15/26 ................ Netherlands 5,600,000 5,371,576
121,352,906
Distributors 0.5%
e
Ritchie Bros Holdings, Inc. ,
Senior Note, 144A, 7.75%, 3/15/31 ...................... Canada 6,500,000 6,820,255
Senior Secured Note, 144A, 6.75%, 3/15/28 ............... Canada 6,300,000 6,495,804
13,316,059

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Consumer Services 0.5%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ......
United States 14,300,000 $ 12,937,639
Diversified REITs 1.6%
e
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 15,900,000 12,596,986
e
HAT Holdings I LLC / HAT Holdings II LLC , Senior Note , 144A, 6% ,
4/15/25 ........................................... United States 4,900,000 4,712,601
e
Necessity Retail REIT, Inc. (The) / American Finance Operating
Partner LP , Senior Note , 144A, 4.5% , 9/30/28 ............... United States 14,500,000 10,862,342
e
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 ...................... United States 8,000,000 7,392,522
Senior Note, 144A, 3.875%, 2/15/29 ..................... United States 7,000,000 6,231,015
41,795,466
Diversified Telecommunication Services 3.6%
e
Altice France Holding SA ,
Senior Note, 144A, 6%, 2/15/28 ........................ Luxembourg 8,100,000 5,176,710
Senior Secured Note, 144A, 10.5%, 5/15/27 ............... Luxembourg 22,400,000 17,156,160
e
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 7,500,000 6,168,375
e
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.5%, 5/01/26 ....................... United States 2,400,000 2,337,048
Senior Bond, 144A, 5%, 2/01/28 ........................ United States 3,000,000 2,771,145
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 10,900,000 10,020,697
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 10,500,000 8,884,417
Senior Bond, 144A, 4.25%, 2/01/31 ...................... United States 3,400,000 2,784,022
Senior Note, 144A, 6.375%, 9/01/29 ..................... United States 8,000,000 7,647,200
e
Iliad Holding SASU ,
Senior Secured Note, 144A, 6.5%, 10/15/26 ............... France 5,200,000 4,960,382
Senior Secured Note, 144A, 7%, 10/15/28 ................. France 10,400,000 9,876,776
e
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 18,500,000 15,931,368
93,714,300
Electric Utilities 1.0%
e
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.625%, 2/15/27 ..................... United States 21,300,000 20,699,871
Senior Secured Note, 144A, 3.7%, 1/30/27 ................ United States 5,700,000 5,267,498
25,967,369
Electrical Equipment 1.8%
e
Regal Rexnord Corp. ,
Senior Bond, 144A, 6.4%, 4/15/33 ....................... United States 7,900,000 7,914,291
Senior Note, 144A, 6.3%, 2/15/30 ....................... United States 9,700,000 9,776,883
e
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 14,500,000 13,113,437
e
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 16,400,000 14,489,154
45,293,765
Electronic Equipment, Instruments & Components 0.3%
e
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 9,300,000 8,104,066
Energy Equipment & Services 3.9%
e
CSI Compressco LP / CSI Compressco Finance, Inc. ,
c
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 17,833,800 15,577,646
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 7,501,000 7,154,154
e
Enerflex Ltd. , Senior Secured Note , 144A, 9% , 10/15/27 ........ Canada 15,100,000 14,699,321
e
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 9,900,000 9,451,877
e
Nabors Industries, Inc. , Senior Note , 144A, 7.375% , 5/15/27 ..... United States 10,300,000 10,097,090

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
e
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ..................................... United States 6,300,000 $ 6,489,126
e
Transocean, Inc. , Senior Secured Note , 144A, 8.75% , 2/15/30 .... United States 15,800,000 16,130,220
e
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 296,000 304,011
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 14,100,000 14,437,836
Senior Secured Note, 144A, 6.5%, 9/15/28 ................ United States 5,900,000 5,915,664
100,256,945
Entertainment 1.6%
e
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 21,900,000 21,430,574
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 10,200,000 10,094,430
e
Senior Bond, 144A, 5.375%, 11/15/29 .................... United States 3,600,000 3,660,750
e
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 7,300,000 7,094,687
42,280,441
Financial Services 1.8%
e
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 17,600,000 14,953,944
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 ..........
United States 8,400,000 7,992,978
e
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. , Senior Note ,
144A, 6.375% , 2/01/27 ................................ United States 3,400,000 3,183,231
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 .............
United States 14,900,000 14,851,128
e
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% , 11/15/25 United States 7,100,000 6,727,818
47,709,099
Food Products 0.8%
B&G Foods, Inc. ,
Senior Note, 5.25%, 4/01/25 ........................... United States 9,100,000 8,484,112
Senior Note, 5.25%, 9/15/27 ........................... United States 6,800,000 5,837,596
e
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 3,200,000 3,192,000
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 .............
United States 3,600,000 2,932,920
20,446,628
Ground Transportation 0.7%
e
Ashtead Capital, Inc. , Senior Note , 144A, 1.5% , 8/12/26 ........ United Kingdom 1,800,000 1,579,643
e
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 14,700,000 12,804,419
e
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 3,000,000 2,732,674
17,116,736
Health Care Equipment & Supplies 1.0%
e
Garden Spinco Corp. , Senior Note , 144A, 8.625% , 7/20/30 ...... United States 9,000,000 9,625,461
e
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 10,300,000 8,946,245
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 8,200,000 7,123,012
25,694,718
Health Care Providers & Services 5.3%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 15,000,000 12,160,500
Senior Note, 4.25%, 12/15/27 .......................... United States 12,700,000 12,248,642
Senior Note, 4.625%, 12/15/29 ......................... United States 4,300,000 4,046,902

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Centene Corp., (continued)
Senior Note, 2.625%, 8/01/31 .......................... United States 1,400,000 $ 1,135,694
e
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 6,800,000 4,104,004
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 5,000,000 4,837,500
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 5,900,000 5,185,746
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 1,200,000 1,163,760
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 6,000,000 5,081,340
Senior Secured Note, 144A, 5.25%, 5/15/30 ............... United States 6,500,000 5,104,775
e
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 16,700,000 14,270,150
e
ModivCare Escrow Issuer, Inc. , Senior Note , 144A, 5% , 10/01/29 . United States 8,500,000 7,225,896
e
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 24,600,000 17,722,181
Tenet Healthcare Corp. ,
Secured Note, 6.25%, 2/01/27 .......................... United States 14,500,000 14,275,250
Senior Secured Note, 4.875%, 1/01/26 ................... United States 5,000,000 4,907,275
Senior Secured Note, 4.25%, 6/01/29 .................... United States 8,500,000 7,697,685
e
Senior Secured Note, 144A, 6.125%, 6/15/30 .............. United States 14,600,000 14,416,040
135,583,340
Health Care REITs 0.9%
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 14,400,000 12,960,000
Senior Bond, 3.5%, 3/15/31 ............................ United States 16,200,000 10,920,420
23,880,420
Hotel & Resort REITs 0.4%
e
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note , 144A,
4.5% , 2/15/29 ...................................... United States 10,000,000 9,044,700
e
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 3,000,000 2,547,457
11,592,157
Hotels, Restaurants & Leisure 7.8%
e
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 12,700,000 10,901,680
b,e,g
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 23,000,000 —
e
Boyne USA, Inc. , Senior Note , 144A, 4.75% , 5/15/29 ........... United States 8,600,000 7,687,837
e
Caesars Entertainment, Inc. ,
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 15,600,000 15,615,315
Senior Secured Note, 144A, 7%, 2/15/30 .................. United States 6,800,000 6,925,222
e
Caesars Resort Collection LLC / CRC Finco, Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 7,000,000 7,007,902
e
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 7,300,000 6,668,404
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 24,000,000 19,713,960
e
Carnival Holdings Bermuda Ltd. , Senior Note , 144A, 10.375% ,
5/01/28 ........................................... United States 10,000,000 10,766,950
e
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 ....................... United States 10,600,000 8,730,478
e
International Game Technology plc , Senior Secured Note , 144A,
4.125% , 4/15/26 ..................................... United States 3,800,000 3,671,370
Las Vegas Sands Corp. , Senior Note , 3.2% , 8/08/24 ...........
United States 7,300,000 7,066,818
e
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 4,400,000 4,064,862
e
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 5,700,000 4,857,255
e
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 6,000,000 5,213,640

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
e
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. ,
Senior Bond, 144A, 5.875%, 9/01/31 ..................... United States 6,200,000 $ 4,462,450
Senior Note, 144A, 5.625%, 9/01/29 ..................... United States 7,800,000 5,767,125
e
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.5%, 8/31/26 ....................... United States 11,200,000 10,491,096
Senior Note, 144A, 5.375%, 7/15/27 ..................... United States 5,800,000 5,172,875
Senior Note, 144A, 11.625%, 8/15/27 .................... United States 13,900,000 14,942,500
e
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 9,800,000 8,856,015
e
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 21,500,000 16,528,877
e
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ........................... United States 15,000,000 15,229,050
200,341,681
Household Durables 1.4%
e
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note, 144A, 4.625%, 8/01/29 ..................... United States 13,000,000 10,560,030
Senior Note, 144A, 4.625%, 4/01/30 ..................... United States 8,000,000 6,596,000
KB Home , Senior Note , 7.25% , 7/15/30 .....................
United States 9,000,000 9,139,385
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 12,600,000 10,699,351
36,994,766
Independent Power and Renewable Electricity Producers 2.1%
e
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 12,900,000 11,828,143
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 12,200,000 11,331,586
e
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 ...................... United States 8,800,000 7,329,971
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 10,000,000 9,561,100
Senior Note, 144A, 3.75%, 2/15/31 ...................... United States 7,000,000 6,043,800
g
Talen Energy Supply LLC , Senior Note , 6.5% , 6/01/25 .......... United States 22,450,000 9,204,500
55,299,100
Insurance 0.9%
e
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 6.75%, 10/15/27 ..................... United States 5,400,000 5,013,630
Senior Secured Note, 144A, 6.75%, 4/15/28 ............... United States 3,900,000 3,860,142
CNO Financial Group, Inc. , Senior Note , 5.25% , 5/30/29 ........
United States 2,100,000 2,032,487
e
Jones Deslauriers Insurance Management, Inc. , Senior Note , 144A,
10.5% , 12/15/30 ..................................... Canada 12,000,000 12,101,552
23,007,811
IT Services 2.2%
e
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 8,500,000 6,849,640
e
Cogent Communications Group, Inc. ,
Senior Note, 144A, 7%, 6/15/27 ........................ United States 10,000,000 9,924,000
Senior Secured Note, 144A, 3.5%, 5/01/26 ................ United States 7,200,000 6,720,480
e
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 9,300,000 8,836,535
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 4,400,000 3,930,102
Senior Note, 144A, 3.75%, 10/01/30 ..................... United States 6,000,000 5,391,120
e
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 4,500,000 3,333,800
e
Presidio Holdings, Inc. ,
Senior Note, 144A, 8.25%, 2/01/28 ...................... United States 3,700,000 3,519,958

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services (continued)
e
Presidio Holdings, Inc., (continued)
Senior Secured Note, 144A, 4.875%, 2/01/27 .............. United States 7,500,000 $ 7,176,150
55,681,785
Machinery 0.6%
e
Chart Industries, Inc. , Senior Secured Note , 144A, 7.5% , 1/01/30 . United States 11,400,000 11,792,958
e
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 2,900,000 2,907,438
e
Titan Acquisition Ltd. / Titan Co-Borrower LLC , Senior Note , 144A,
7.75% , 4/15/26 ..................................... Canada 300,000 251,556
14,951,952
Media 3.8%
e
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United Kingdom 3,000,000 2,921,948
e
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 5,700,000 4,280,130
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 10,700,000 7,614,120
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 2,100,000 1,886,934
CSC Holdings LLC , Senior Bond , 5.25% , 6/01/24 .............
United States 21,000,000 20,288,940
e,g
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 11,300,000 155,375
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 13,300,000 748,125
e
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 10,400,000 9,429,264
DISH DBS Corp. ,
Senior Note, 5.875%, 11/15/24 ......................... United States 9,700,000 8,660,160
e
Senior Secured Note, 144A, 5.75%, 12/01/28 .............. United States 10,000,000 7,481,250
e
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 7,490,000 7,081,083
e
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 4,400,000 3,914,680
e
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 4.25% , 1/15/29 ............................ United States 8,000,000 6,649,000
e
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 12,600,000 10,836,000
e
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 3,000,000 2,950,095
Senior Secured Note, 144A, 4.5%, 5/01/29 ................ United States 4,000,000 3,364,660
98,261,764
Metals & Mining 1.7%
e
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 16,000,000 13,880,000
e
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 9,500,000 8,345,893
e
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 ...................... United States 7,700,000 7,084,000
Senior Bond, 144A, 3.875%, 8/15/31 ..................... United States 2,200,000 1,856,184
Senior Note, 144A, 3.25%, 11/15/26 ..................... United States 1,600,000 1,463,632
e
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 12,600,000 10,985,043
43,614,752
Mortgage Real Estate Investment Trusts (REITs) 0.7%
e
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 20,800,000 14,652,976
e
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 5,700,000 4,126,315
18,779,291

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 12.6%
e
Antero Resources Corp. ,
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 4,422,000 $ 4,525,829
Senior Note, 144A, 5.375%, 3/01/30 ..................... United States 4,300,000 4,004,912
e
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125% , 1/15/27 ...................... United States 9,400,000 8,957,648
Cheniere Energy Partners LP ,
Senior Note, 4.5%, 10/01/29 ........................... United States 5,600,000 5,207,696
Senior Note, 4%, 3/01/31 ............................. United States 28,000,000 24,947,440
Cheniere Energy, Inc. , Senior Note , 4.625% , 10/15/28 ..........
United States 9,300,000 8,848,392
e
Chesapeake Energy Corp. ,
Senior Note, 144A, 5.875%, 2/01/29 ..................... United States 5,000,000 4,765,375
Senior Note, 144A, 6.75%, 4/15/29 ...................... United States 13,300,000 13,216,543
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. ,
Senior Note, 5.75%, 4/01/25 ........................... United States 14,000,000 13,689,194
e
Senior Note, 144A, 6%, 2/01/29 ........................ United States 13,700,000 13,059,456
e
Senior Note, 144A, 8%, 4/01/29 ........................ United States 6,000,000 6,125,400
e
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 5,100,000 4,757,280
e
DT Midstream, Inc. ,
Senior Bond, 144A, 4.375%, 6/15/31 ..................... United States 3,900,000 3,403,062
Senior Note, 144A, 4.125%, 6/15/29 ..................... United States 10,800,000 9,480,752
e
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 27,800,000 27,619,022
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 2,100,000 2,023,297
e
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 4,400,000 4,316,136
e
Senior Note, 144A, 6.5%, 9/01/30 ....................... United States 12,200,000 12,350,060
e
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 1,900,000 1,909,443
e
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ........ United Kingdom 14,800,000 12,969,388
e
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 5,000,000 4,622,442
Senior Bond, 144A, 6.25%, 4/15/32 ...................... United States 4,300,000 3,982,402
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 7,600,000 7,005,606
Senior Note, 144A, 6%, 4/15/30 ........................ United States 4,000,000 3,693,600
e
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 12,200,000 11,760,800
e
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ..................... United States 30,800,000 29,522,724
b,c,e,g
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 18,564,500 —
Occidental Petroleum Corp. ,
Senior Bond, 6.45%, 9/15/36 ........................... United States 15,200,000 15,998,000
Senior Note, 8.875%, 7/15/30 .......................... United States 17,500,000 20,371,225
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 12,600,000 12,455,064
Senior Note, 4.5%, 5/15/29 ............................ United States 4,600,000 4,228,159
Senior Note, 4.5%, 4/30/30 ............................ United States 10,000,000 9,055,050
e
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 5,900,000 5,189,581
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 5,900,000 5,327,110
Senior Secured Note, 144A, 6.25%, 1/15/30 ............... United States 7,100,000 7,160,208
326,548,296
Paper & Forest Products 0.2%
e
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 8,200,000 5,424,819

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines 1.4%
e
American Airlines Inc/AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 17,000,000 $ 16,750,810
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 2,000,000 1,920,602
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 10,200,000 9,851,650
e
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 2,700,000 2,586,271
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 5,500,000 4,982,018
36,091,351
Personal Care Products 0.6%
e
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ......... United States 14,200,000 14,396,954
Pharmaceuticals 2.6%
e
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 6,021,000 5,975,842
e
Bausch Health Cos., Inc. ,
Secured Note, 144A, 14%, 10/15/30 ..................... United States 2,114,000 1,200,651
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 3,100,000 2,009,482
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 9,800,000 5,790,820
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 10,692,000 7,921,061
e,g
Endo Dac / Endo Finance LLC / Endo Finco, Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 7,104,000 550,560
Senior Note, 144A, 6%, 6/30/28 ........................ United States 4,473,000 346,657
e,g
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 4,700,000 3,480,965
e
Organon & Co. / Organon Foreign Debt Co-Issuer BV , Senior
Secured Note , 144A, 4.125% , 4/30/28 .................... United States 13,000,000 11,895,130
e,g
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 4,273,000 3,182,762
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 4.75%, 5/09/27 ........................... Israel 10,600,000 9,907,582
Senior Note, 5.125%, 5/09/29 .......................... Israel 900,000 816,126
Senior Note, 7.875%, 9/15/29 .......................... Israel 6,400,000 6,704,000
Senior Note, 8.125%, 9/15/31 .......................... Israel 6,400,000 6,726,085
66,507,723
Real Estate Management & Development 1.4%
e
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 13,900,000 12,520,495
e
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 11,000,000 9,910,008
e
Howard Hughes Corp. (The) ,
Senior Note, 144A, 5.375%, 8/01/28 ..................... United States 9,200,000 8,391,320
Senior Note, 144A, 4.125%, 2/01/29 ..................... United States 5,700,000 4,835,965
35,657,788
Software 1.0%
e
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 14,600,000 13,815,031
e
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 ............ United States 9,400,000 7,890,306
e
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 6,700,000 5,283,163
26,988,500
Specialty Retail 2.0%
e
Bath & Body Works, Inc. , Senior Note , 144A, 6.625% , 10/01/30 ... United States 8,700,000 8,489,286
e
Evergreen Acqco 1 LP / TVI, Inc. , Senior Secured Note , 144A,
9.75% , 4/26/28 ..................................... United States 15,900,000 15,121,298
e
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 .......... United States 12,800,000 9,141,760
e
Michaels Cos., Inc. (The) ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 15,600,000 10,934,742

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail (continued)
e
Michaels Cos., Inc. (The), (continued)
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 4,200,000 $ 3,504,774
g,h
Party City Holdings, Inc. , Senior Secured Note , FRN , 10.27% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 1,851,810 259,253
e
Victoria's Secret & Co. , Senior Note , 144A, 4.625% , 7/15/29 ..... United States 5,300,000 4,300,261
51,751,374
Textiles, Apparel & Luxury Goods 0.3%
e
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 ............ United States 8,600,000 8,812,463
Trading Companies & Distributors 0.7%
e
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 10,900,000 9,564,750
e
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 4,000,000 3,865,300
e
WESCO Distribution, Inc. , Senior Note , 144A, 7.25% , 6/15/28 .... United States 4,600,000 4,727,788
18,157,838
Wireless Telecommunication Services 0.4%
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ...
United States 2,950,000 2,796,003
T-Mobile USA, Inc. , Senior Note , 2.625% , 2/15/29 .............
United States 9,200,000 8,114,498
10,910,501
Total Corporate Bonds (Cost $2,660,434,210) ...................................
2,342,315,519
i
Senior Floating Rate Interests 2.6%
j
Chemicals 1.1%
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 9.454%, (3-month SOFR +
4.5%), 3/15/29 ...................................... United States 8,634,750 7,773,995
Second Lien, Initial CME Term Loan, 12.297%, (1-month SOFR +
7.438%), 3/15/30 .................................... United States 9,279,070 7,763,519
PMHC II, Inc. , Initial CME Term Loan, B , 9.076% , ( 3-month SOFR +
4.25% ), 4/23/29 ..................................... United States 13,034,500 11,523,997
27,061,511
a a a a a a
Health Care Technology 0.4%
j
athenahealth Group, Inc. , Initial CME Term Loan , 8.259% , ( 1-month
SOFR + 3.5% ), 2/15/29 ............................... United States 11,590,884 10,880,942
Hotels, Restaurants & Leisure 0.5%
j
Fertitta Entertainment LLC , Initial CME Term Loan, B , 8.807% ,
( 1-month SOFR + 4% ), 1/27/29 ......................... United States 12,969,000 12,798,069
j
Media 0.2%
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 8.325% ,
( 3-month SOFR + 3.5% ), 8/21/26 ........................ United States 2,939,086 2,745,606
Diamond Sports Group LLC , First Lien, CME Term Loan , 12.775% ,
( 3-month SOFR + 8% ), 5/25/26 ......................... United States 2,644,257 2,495,518
5,241,124
a a a a a a
Software 0.4%
j
McAfee Corp. , CME Term Loan, B1 , 8.515% , ( 1-month SOFR +
3.75% ), 3/01/29 ..................................... United States 10,322,000 9,736,226
Total Senior Floating Rate Interests (Cost $70,605,997) ..........................
65,717,872

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts 0.0%
†
a,b
Alpha Natural Resources, Inc., Escrow Account ............... United States 25,000,000 $ —
a
Chesapeake Energy Corp., Escrow Account ................. United States 13,700,000 239,750
Total Escrows and Litigation Trusts (Cost $450,960) .............................
239,750
Total Long Term Investments (Cost $2,770,586,987) .............................
2,434,771,295
a
Short Term Investments 4.3%
a a
Country Shares
a
Value
a a a
Money Market Funds 4.3%
k,l
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .... United States 110,866,435 110,866,435
Total Money Market Funds (Cost $110,866,435) .................................
110,866,435
Total Short Term Investments (Cost $110,866,435 ) ...............................
110,866,435
a
Total Investments (Cost $2,881,453,422) 98.6% ..................................
$2,545,637,730
Other Assets, less Liabilities 1.4% .............................................
37,463,366
Net Assets 100.0% ...........................................................
$2,583,101,096
See Abbreviations on page 42 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
Income may be received in additional securities and/or cash.
d
Perpetual security with no stated maturity date.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $1,890,454,129, representing 73.2% of net assets.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
g
See Note 7 regarding credit risk and defaulted securities.
h
The coupon rate shown represents the rate at period end.
i
See Note 1(e) regarding senior floating rate interests.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
See Note 3(f) regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.

Franklin High Income Trust
Financial Statements
Statement of Assets and Liabilities
March 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin High
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,770,586,987
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 110,866,435
Value - Unaffiliated issuers .................................................................. $2,434,771,295
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 110,866,435
Cash .................................................................................... 208,934
Receivables:
Investment securities sold ................................................................... 6,842,000
Capital shares sold ........................................................................ 1,389,391
Interest ................................................................................. 39,963,112
Total assets .......................................................................... 2,594,041,167
Liabilities:
Payables:
Investment securities purchased .............................................................. 6,452,000
Capital shares redeemed ................................................................... 1,838,799
Management fees ......................................................................... 973,226
Distribution fees .......................................................................... 388,246
Transfer agent fees ........................................................................ 602,536
Trustees' fees and expenses ................................................................. 54
Unrealized depreciation on unfunded loan commitments (Note 8 ) ....................................... 87,215
Accrued expenses and other liabilities ........................................................... 597,995
Total liabilities ......................................................................... 10,940,071
Net assets, at value ................................................................. $2,583,101,096
Net assets consist of:
Paid-in capital ............................................................................. $3,726,095,218
Total distributable earnings (losses) ............................................................. (1,142,994,122)
Net assets, at value ................................................................. $2,583,101,096

Franklin High Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
March 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin High
Income Fund
Class A:
Net assets, at value ....................................................................... $702,095,247
Shares outstanding ........................................................................ 430,494,157
Net asset value per share
a
.................................................................. $1.63
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $1.69
Class A1:
Net assets, at value ....................................................................... $1,332,169,857
Shares outstanding ........................................................................ 808,066,997
Net asset value per share
a
.................................................................. $1.65
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $1.71
Class C:
Net assets, at value ....................................................................... $87,931,665
Shares outstanding ........................................................................ 52,488,319
Net asset value and maximum offering price per share
a
............................................. $1.68
Class R:
Net assets, at value ....................................................................... $58,111,826
Shares outstanding ........................................................................ 34,407,641
Net asset value and maximum offering price per share ............................................. $1.69
Class R6:
Net assets, at value ....................................................................... $124,758,966
Shares outstanding ........................................................................ 76,041,586
Net asset value and maximum offering price per share ............................................. $1.64
Advisor Class:
Net assets, at value ....................................................................... $278,033,535
Shares outstanding ........................................................................ 168,739,916
Net asset value and maximum offering price per share ............................................. $1.65
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin High Income Trust
Financial Statements
Statement of Operations
for the six months ended March 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin High
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $1,699,361
Non-controlled affiliates (Note 3f) ............................................................. 1,625,221
Interest:
Unaffiliated issuers ........................................................................ 82,198,493
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 22,829
Non-controlled affiliates (Note 3 f ) ............................................................. 79,851
Total investment income ................................................................... 85,625,755
Expenses:
Management fees (Note 3 a ) ................................................................... 5,812,080
Distribution fees: (Note 3c )
    Class A ................................................................................ 841,380
    Class A1 ............................................................................... 1,002,561
    Class C ................................................................................ 295,435
    Class R ................................................................................ 147,901
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 459,038
    Class A1 ............................................................................... 911,871
    Class C ................................................................................ 62,051
    Class R ................................................................................ 40,356
    Class R6 ............................................................................... 26,464
    Advisor Class ............................................................................ 193,090
Custodian fees (Note 4 ) ...................................................................... 10,743
Reports to shareholders fees .................................................................. 159,952
Registration and filing fees .................................................................... 95,533
Professional fees ........................................................................... 49,067
Trustees' fees and expenses .................................................................. 14,550
Other .................................................................................... 46,763
Total expenses ......................................................................... 10,168,835
Expense reductions (Note 4 ) ............................................................... (318)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (196,332)
Net expenses ......................................................................... 9,972,185
Net investment income ................................................................ 75,653,570
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (59,814,390)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 210,240,625
Unfunded loan commitments ................................................................. 105,488
Net change in unrealized appreciation (depreciation) ............................................ 210,346,113
Net realized and unrealized gain (loss) ............................................................ 150,531,723
Net increase (decrease) in net assets resulting from operations .......................................... $226,185,293

Franklin High Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin High Income Fund
Six Months Ended
March 31, 2023
(unaudited)
Year Ended
September 30, 2022
a
Year Ended
May 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income .............................. $75,653,570 $53,454,211 $141,887,283
Net realized gain (loss) .............................. (59,814,390) (20,986,843) 5,354,464
Net change in unrealized appreciation (depreciation) ........ 210,346,113 (230,770,311) (281,870,267)
Net increase (decrease) in net assets resulting from
operations ................................... 226,185,293 (198,302,943) (134,628,520)
Distributions to shareholders:
Class A .......................................... (21,530,654) (13,261,109) (33,006,563)
Class A1 ......................................... (42,802,690) (27,993,501) (80,385,925)
Class C .......................................... (2,585,712) (1,931,850) (6,601,409)
Class R .......................................... (1,738,492) (1,119,263) (3,110,688)
Class R6 ......................................... (3,115,913) (1,976,651) (5,072,921)
Advisor Class ..................................... (9,294,934) (5,677,999) (16,855,191)
Total distributions to shareholders ....................... (81,068,395) (51,960,373) (145,032,697)
Capital share transactions: (Note 2 )
Class A .......................................... 21,636,965 17,572,211 205,233,436
Class A1 ......................................... (56,817,988) (38,912,059) (123,808,795)
Class C .......................................... (16,389,051) (10,462,896) (88,405,043)
Class R .......................................... (3,250,602) (529,081) (3,898,286)
Class R6 ......................................... 28,827,748 1,097,161 19,909,942
Advisor Class ..................................... 4,930,135 (68,500,066) 42,592,559
Total capital share transactions ......................... (21,062,793) (99,734,730) 51,623,813
Net increase (decrease) in net assets ................ 124,054,105 (349,998,046) (228,037,404)
Net assets:
Beginning of period .................................. 2,459,046,991 2,809,045,037 3,037,082,441
End of period ....................................... $2,583,101,096 $2,459,046,991 $2,809,045,037
a
For the period June 1, 2022 to September 30, 2022.

Franklin High Income Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin High Income Fund
1. Organization and Significant Accounting Policies
Franklin High Income Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of one fund, Franklin High Income Fund (Fund). The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers six classes
of shares: Class A, Class A1, Class C, Class R, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Subsequent to May 31, 2022, the Fund’s fiscal year end
changed to September 30.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At March 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At March 31, 2023,
the Fund had no securities on loan.
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2023, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and
losses are recorded as an adjustment to interest income.
Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At March 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
March 31, 2023
Shares Amount
Class A Shares:
Shares sold
a
................................... 73,212,084 $117,933,384
Shares issued in reinvestment of distributions .......... 12,531,410 20,127,934
Shares redeemed ............................... (72,496,213) (116,424,353)
Net increase (decrease) .......................... 13,247,281 $21,636,965
Class A1 Shares:
Shares sold ................................... 13,483,496 $21,953,778
Shares issued in reinvestment of distributions .......... 23,192,215 37,626,125
Shares redeemed ............................... (71,575,421) (116,397,891)
Net increase (decrease) .......................... (34,899,710) $(56,817,988)
Class C Shares:
Shares sold ................................... 4,602,958 $7,639,041
Shares issued in reinvestment of distributions .......... 1,468,748 2,421,769
Shares redeemed
a
.............................. (16,176,188) (26,449,861)
Net increase (decrease) .......................... (10,104,482) $(16,389,051)
Class R Shares:
Shares sold ................................... 2,574,068 $4,300,558
Shares issued in reinvestment of distributions .......... 1,044,047 1,733,811
Shares redeemed ............................... (5,563,102) (9,284,971)
Net increase (decrease) .......................... (1,944,987) $(3,250,602)
Class R6 Shares:
Shares sold ................................... 25,300,960 $41,036,798
Shares issued in reinvestment of distributions .......... 1,897,197 3,065,873
Shares redeemed ............................... (9,454,279) (15,274,923)
Net increase (decrease) .......................... 17,743,878 $28,827,748
1. Organization and Significant Accounting Policies
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
Six Months Ended
March 31, 2023
Shares Amount
Advisor Class Shares:
Shares sold ................................... 67,674,088 $110,060,907
Shares issued in reinvestment of distributions .......... 5,370,364 8,708,390
Shares redeemed ............................... (69,778,510) (113,839,162)
Net increase (decrease) .......................... 3,265,942 $4,930,135
Year Ended
September 30, 2022
b
Year Ended
May 31, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 46,670,596 $76,460,014 200,948,612 $370,941,307
Shares issued in reinvestment of distributions .......... 7,775,977 12,438,206 17,092,553 30,970,243
Shares redeemed ............................... (43,869,515) (71,326,009) (107,938,951) (196,678,114)
Net increase (decrease) .......................... 10,577,058 $17,572,211 110,102,214 $205,233,436
Class A1 Shares:
Shares sold ................................... 7,608,875 $12,533,587 39,484,317 $72,976,305
Shares issued in reinvestment of distributions .......... 15,218,988 24,649,562 38,385,436 70,510,008
Shares redeemed ............................... (46,472,390) (76,095,208) (144,890,033) (267,295,108)
Net increase (decrease) .......................... (23,644,527) $(38,912,059) (67,020,280) $(123,808,795)
Class C Shares:
Shares sold ................................... 1,948,654 $3,240,404 12,604,351 $23,778,635
Shares issued in reinvestment of distributions .......... 1,110,296 1,821,048 3,304,666 6,182,808
Shares redeemed
a
.............................. (9,293,865) (15,524,348) (62,543,521) (118,366,486)
Net increase (decrease) .......................... (6,234,915) $(10,462,896) (46,634,504) $(88,405,043)
Class R Shares:
Shares sold ................................... 1,702,263 $2,874,342 5,263,216 $9,879,452
Shares issued in reinvestment of distributions .......... 673,624 1,116,413 1,652,660 3,103,115
Shares redeemed ............................... (2,701,596) (4,519,836) (8,965,664) (16,880,853)
Net increase (decrease) .......................... (325,709) $(529,081) (2,049,788) $(3,898,286)
Class R6 Shares:
Shares sold ................................... 4,488,274 $7,352,933 20,707,734 $38,283,732
Shares issued in reinvestment of distributions .......... 1,207,499 1,943,563 2,724,050 4,966,000
Shares redeemed ............................... (5,040,205) (8,199,335) (12,826,935) (23,339,790)
Net increase (decrease) .......................... 655,568 $1,097,161 10,604,849 $19,909,942
Advisor Class Shares:
Shares sold ................................... 13,929,184 $22,892,050 118,594,870 $214,891,375
Shares issued in reinvestment of distributions .......... 3,272,102 5,293,260 8,487,738 15,593,616
Shares redeemed ............................... (58,534,993) (96,685,376) (101,961,748) (187,892,432)
Net increase (decrease) .......................... (41,333,707) $(68,500,066) 25,120,860 $42,592,559
2. Shares of Beneficial Interest
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended March 31, 2023, the annualized gross effective investment management fee rate was 0.458% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and
a
May include a portion of Class C shares that were automatically converted to Class A.
b
For the period June 1, 2022 to September 30, 2022.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
2. Shares of Beneficial Interest
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended March 31, 2023, the Fund paid transfer agent fees of $1,692,870, of which $652,072 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended March 31, 2023, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.15%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $21,817
CDSC retained .............................................................................. $28,462
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until January 31, 2024.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended March 31, 2023, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2022, the capital loss carryforwards were as follows:
At March 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $ 81,816,490 $ 444,970,360 $ (415,920,415) $ — $ — $ 110,866,435 110,866,435 $ 1,625,221
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $— $17,153,000 $(17,153,000) $— $— $— — $79,851
Total Affiliated Securities ... $81,816,490 $462,123,360 $(433,073,415) $— $— $110,866,435 $1,705,072
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $2,179,395
Long term ................................................................................ 731,237,289
Total capital loss carryforwards ............................................................... $733,416,684
Cost of investments .......................................................................... $2,893,591,998
Unrealized appreciation ........................................................................ $39,528,932
Unrealized depreciation ........................................................................ (387,483,200)
Net unrealized appreciation (depreciation) .......................................................... $(347,954,268)
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of defaulted securities and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2023, aggregated
$395,161,975  and $459,229,342, respectively.
7. Credit Risk and Defaulted Securities
At March 31, 2023, the Fund had 80.7% of its portfolio invested in high yield securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At March
31, 2023, the aggregate value of these securities represents 0.7% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At March 31, 2023, unfunded commitments were as follows:
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2023, the Fund did not use the
Global Credit Facility.
Borrower Unfunded Commitment
Franklin High Income Fund
athenahealth Group, Inc. $ 1,423,913
$ 1,423,913
5. Income Taxes
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin High Income Fund
Assets:
Investments in Securities:
Common Stocks :
Oil, Gas & Consumable Fuels ............. $ 1,415,864 $ 12,686,284 $ — $ 14,102,148
Rights ................................. — 11,638,876 — 11,638,876
Warrants :
Metals & Mining ....................... 692,742 — — 692,742
Oil, Gas & Consumable Fuels ............. 27,863 — —
a
27,863
Convertible Bonds ....................... — 36,525 — 36,525
Corporate Bonds :
Aerospace & Defense ................... — 12,135,000 — 12,135,000
Automobile Components ................. — 64,321,065 — 64,321,065
Automobiles .......................... — 19,656,750 — 19,656,750
Banks ............................... — 14,718,750 — 14,718,750
Beverages ........................... — 10,048,537 — 10,048,537
Biotechnology ......................... — 11,175,560 — 11,175,560
Building Products ...................... — 65,069,721 — 65,069,721
Capital Markets ........................ — 20,166,947 — 20,166,947
Chemicals ........................... — 90,011,373 — 90,011,373
Commercial Services & Supplies ........... — 25,859,801 — 25,859,801
Communications Equipment .............. — 12,600,495 — 12,600,495
Construction & Engineering ............... — 12,611,030 — 12,611,030
Consumer Finance ..................... — 48,717,927 — 48,717,927
Containers & Packaging ................. — 121,352,906 — 121,352,906
Distributors ........................... — 13,316,059 — 13,316,059
Diversified Consumer Services ............ — 12,937,639 — 12,937,639
Diversified REITs ...................... — 41,795,466 — 41,795,466
Diversified Telecommunication Services ..... — 93,714,300 — 93,714,300
Electric Utilities ........................ — 25,967,369 — 25,967,369
Electrical Equipment .................... — 45,293,765 — 45,293,765
Electronic Equipment, Instruments &
Components ........................ — 8,104,066 — 8,104,066
Energy Equipment & Services ............. — 100,256,945 — 100,256,945
Entertainment ......................... — 42,280,441 — 42,280,441
Financial Services ...................... — 47,709,099 — 47,709,099
Food Products ........................ — 20,446,628 — 20,446,628
Ground Transportation .................. — 17,116,736 — 17,116,736
Health Care Equipment & Supplies ......... — 25,694,718 — 25,694,718

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period .
11. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) –
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB
issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Health Care Providers & Services .......... $ — $ 135,583,340 $ — $ 135,583,340
Health Care REITs ..................... — 23,880,420 — 23,880,420
Hotel & Resort REITs ................... — 11,592,157 — 11,592,157
Hotels, Restaurants & Leisure ............. — 200,341,681 —
a
200,341,681
Household Durables .................... — 36,994,766 — 36,994,766
Independent Power and Renewable Electricity
Producers .......................... — 55,299,100 — 55,299,100
Insurance ............................ — 23,007,811 — 23,007,811
IT Services ........................... — 55,681,785 — 55,681,785
Machinery ............................ — 14,951,952 — 14,951,952
Media ............................... — 98,261,764 — 98,261,764
Metals & Mining ....................... — 43,614,752 — 43,614,752
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 18,779,291 — 18,779,291
Oil, Gas & Consumable Fuels ............. — 326,548,296 —
a
326,548,296
Paper & Forest Products ................. — 5,424,819 — 5,424,819
Passenger Airlines ..................... — 36,091,351 — 36,091,351
Personal Care Products ................. — 14,396,954 — 14,396,954
Pharmaceuticals ....................... — 66,507,723 — 66,507,723
Real Estate Management & Development .... — 35,657,788 — 35,657,788
Software ............................. — 26,988,500 — 26,988,500
Specialty Retail ........................ — 51,751,374 — 51,751,374
Textiles, Apparel & Luxury Goods .......... — 8,812,463 — 8,812,463
Trading Companies & Distributors .......... — 18,157,838 — 18,157,838
Wireless Telecommunication Services ....... — 10,910,501 — 10,910,501
Senior Floating Rate Interests ............... — 65,717,872 — 65,717,872
Escrows and Litigation Trusts ............... — 239,750 —
a
239,750
Short Term Investments ................... 110,866,435 — — 110,866,435
Total Investments in Securities ........... $113,002,904 $2,432,634,826 $— $2,545,637,730
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 87,215 $ — $ 87,215
Total Other Financial Instruments ......... $— $87,215 $— $87,215
a
Includes financial instruments determined to have no value at March 31, 2023.
10. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15,
2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
CME
Chicago Mercantile Exchange
FRN
Floating Rate Note
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
11. New Accounting Pronouncements
(continued)

Franklin High Income Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN HIGH INCOME TRUST
Franklin High Income Fund
(Fund)
At a meeting held on March 27, 2023 (Meeting), the Board
of Trustees (Board) of Franklin High Income Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of the Fund (Management Agreement) for the period
May 1, 2023 through June 30, 2023 (Stub Period). The
Independent Trustees noted that the Fund’s annual contract
review was historically held at the February Board meeting
and that management proposed to move the contract review
to the May Board meeting. The Independent Trustees further
noted management’s explanation that, to effect this change,
the Board needed to consider the renewal of the Fund’s
Management Agreement prior to its current April 30, 2023
expiration date. The Independent Trustees also noted that
management would ask them to consider the continuation
of the Management Agreement again at the May Board
meeting for the 12-month period beginning July 1, 2023.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement for the Stub Period.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Fund to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business

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Shareholder Information

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Semiannual Report
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional high yield funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median
of its Performance Universe. The Board also noted that
the Fund’s annualized total return for the one-, three- and
five-year periods was above the median of its Performance
Universe, and for the 10-year period was only one basis
point below the median of its Performance Universe. The
Board further noted management’s representation regarding
the income-related attributes of the Fund (e.g., a fund’s
investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance
relative to its peers on an income return basis was
appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund and for Class
A shares and Class M shares for the other funds in the
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund
and 16 other high yield funds. The Board noted that the
Management Rate and actual total expense ratio for the
Fund were both in the first quintile (least expensive) and
below the medians of its Expense Group. The Board
concluded that the Management Rate charged to the Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain

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Shareholder Information

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Semiannual Report
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund had experienced a decrease in assets over the past
three years as of the end of the Fund’s most recent fiscal
quarter and would not be expected to demonstrate additional
economies of scale in the near term. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for the Stub
Period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports

Franklin High Income Trust
Shareholder Information

franklintempleton.com
Semiannual Report
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1105 S 5/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin High Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.      N/A

Item 5. Audit Committee
of Listed Registrants.

N/A

Item 6.  Schedule of Investments.
N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.             N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                             N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                          N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  May 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  May 30, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  May 30, 2023